Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value

	Quantity
Description	Company's capital	Common shares	Preferred shares

At December 31, 2020	2,246,367	928,965,058	331,644,724
At December 31, 2019	2,243,215	928,965,058	329,568,166

Company shareholding structure
The Company’s shareholding structure is presented below:

	December 31, 2020			December 31, 2019
Shareholder	Common shares	Preferred shares	% economic participation	Common shares	Preferred shares	% economic participation

David Neeleman	67.0%	1.2%	3.5%	67.0%	3.5%	5.8%
Acionistas Trip (a)	33.0%	5.5%	6.5%	33.0%	5.5%	6.5%
United Airlines Inc	—	8.1%	7.8%	—	8.2%	7.9%
Other	—	85.1%	82.1%	—	82.7%	79.7%
Treasury	—	0.1%	0.1%	—	0.1%	0.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)	This refers to Trip Participações S.A., Trip Investimentos Ltda. and Rio Novo Locações Ltda.

Schedule of Treasury Shares
Changes in of treasury shares:

Description	Number of shares	R$

December 31, 2018	332,980	10,550
Acquisition	301,008	12,853
Cancellation	(189,743)	(7,838)
December 31, 2019	444,245	15,565
Cancellation	(178,784)	(2,383)
December 31, 2020	265,461	13,182